STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2013
STOCK OPTIONS [Abstract]
Schedule of Fair Value Assumptions

December 31, 2012
Expected Volatility	75%
Expected dividends	−%
Expected terms (in years)	1
Risk-free rate	0.16%
Forfeiture rate	−%

Schedule of Stock Option Activity

	Options	Weighted-AverageExercisePrice	AverageRemainingContractualLife (Years)	AggregateIntrinsicValue
Outstanding at December 31, 2011	-	$-	-	$-
Granted	4,000,000	0.0002	1.00	-
Exercised	(4,000,000)	0.0002	1.00	-
Forfeited or expired	-	-	-	-

Outstanding at December 31, 2012	-	$-	-	$-

Exercisable at December 31, 2012	-	$-	-	$-